Employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefits
Change in benefit obligations, plan assets and funded status recognized in balance sheet
Other
Defined pension postretirement
benefits benefits
Switzerland International International
($ in millions) 2022 2021 2022 2021 2022 2021
Benefit obligation at January

1,
3,434 3,870 5,115 5,527 71 98
Service cost 50 61 38 47 — 1
Interest cost 13 (5) 87 72 1 2
Contributions by plan participants 34 36 10 8 — —
Benefit payments (96) (130) (234) (207) (7) (9)
Settlements (92) (124) (36) (84) — —
Benefit obligations of

businesses acquired

(divested)
(328) — (2) (46) — (11)
Actuarial (gain) loss (478) (140) (1,075) (15) (14) (8)
Plan amendments and

other
— — (3) 13 — (2)
Exchange rate differences (80) (134) (328) (200) (1) —
Benefit obligation at December

31,

2,457 3,434 3,572 5,115 50 71
Fair value of plan assets

at January 1,

4,113 4,133 4,463 4,608 — —
Actual return on plan

assets
(310) 279 (789) 197 — —
Contributions by employer 37 63 58 124 7 9
Contributions by plan participants 34 36 10 8 — —
Benefit payments (96) (130) (234) (207) (7) (9)
Settlements (92) (124) (36) (84) — —
Plan assets of businesses

acquired (divested)
(414) — (1) (50) — —
Plan amendments and

other
— — — 14 — —
Exchange rate differences (89) (144) (299) (147) — —
Fair value of plan assets

at December 31,

3,183 4,113 3,172 4,463 — —
Funded status — overfunded

(underfunded)
726 679 (400) (652) (50) (71)

Amount recognized in Accumulated other comprehensive loss
Defined pension Other postretirement
benefits benefits
December 31, ($ in millions) 2022 2021 2020 2022 2021 2020
Net actuarial (loss) gain (1,183) (1,540) (2,038) 32 21 21
Prior service credit 56 72 75 5 7 11
Amount recognized

in OCI
(1)

and NCI
(2) (1,127) (1,468) (1,963) 37 28 32
Taxes associated with amount recognized
in OCI and NCI 266 352 374 — — —
Amount recognized

in OCI and NCI, net

of tax
(3) (861) (1,116) (1,589) 37 28 32
(1)

OCI represents

“Accumulated

other comprehensive

loss”.
(2)

NCI represents

“Noncontrolling

interests”.
(3)

NCI, net of

tax, amounted

to $
(1)

million, $
0

million and

$
(1)

million at

December

31, 2022,

2021 and

2020.

Schedule of amounts recognized in balance sheet
Defined pension Other postretirement
benefits benefits
Switzerland International International
December 31, ($ in millions) 2022 2021 2022 2021 2022 2021
Overfunded plans 726 683 189 208 — —
Underfunded plans — current — — (22) (23) (6) (7)
Underfunded plans — non-current — (4) (567) (837) (44) (64)
Funded status - overfunded

(underfunded)
726 679 (400) (652) (50) (71)
December 31, ($ in millions) 2022 2021
Non-current assets
Overfunded pension plans 915 891
Other employee-related benefits 1 1
Pension and other employee

benefits
916 892
December 31, ($ in millions) 2022 2021
Current liabilities
Underfunded pension plans (22) (23)
Underfunded other postretirement

benefit plans
(6) (10)
Other employee-related benefits (10) (8)
Pension and other employee

benefits
(38) (41)
December 31, ($ in millions) 2022 2021
Non-current liabilities
Underfunded pension plans (567) (841)
Underfunded other postretirement

benefit plans
(44) (62)
Other employee-related benefits (108) (122)
Pension and other employee

benefits
(719) (1,025)

Schedule of PBO in excess of fair value of plan assets or ABO in excess of fair value of plan assets
PBO exceeds fair value of plan

assets
ABO exceeds fair value of

plan assets
December 31, Switzerland International Switzerland International
($ in millions) 2022 2021 2022 2021 2022 2021 2022 2021
PBO 9 12 2,274 2,994 9 12 2,274 2,979
ABO 9 12 2,222 2,917 9 12 2,222 2,905
Fair value of plan assets 9 8 1,689 2,133 9 8 1,689 2,119

Component of net periodic benefit cost
Defined pension Other postretirement
benefits benefits
Switzerland International International
($ in millions) 2022 2021 2020 2022 2021 2020 2022 2021 2020
Operational pension cost:
Service cost 50 61 74 38 47 92 — 1 1
Operational pension cost 50 61 74 38 47 92 — 1 1
Non-operational pension

cost (credit):
Interest cost 13 (5) 6 87 72 111 1 2 3
Expected return on plan

assets
(117) (116) (123) (153) (178) (253) — — —
Amortization of prior service

cost (credit)
(9) (9) (11) (2) (2) 2 (2) (3) (2)
Amortization of net actuarial

loss
— — 7 58 67 109 (3) (2) (3)
Curtailments, settlements

and special
termination benefits 4 1 6 7 7 644 — — —
Non-operational pension

cost (credit)
(109) (129) (115) (3) (34) 613 (4) (3) (2)
Net periodic benefit

cost
(59) (68) (41) 35 13 705 (4) (2) (1)

Weighted-average assumptions, Benefit obligation
Defined pension Other postretirement
benefits benefits
Switzerland International International
December 31, (in %) 2022 2021 2022 2021 2022 2021
Discount rate 2.2 0.2 4.8 2.1 5.3 2.6
Rate of compensation

increase

— — 1.8 1.5 0.3 0.3
Rate of pension increase — — 1.8 1.7 — —
Cash balance interest credit

rate
2.0 1.0 2.7 2.1 — —

Weighted-average assumptions, Net periodic benefit cost
Defined pension Other postretirement
benefits benefits
Switzerland International International
(in %) 2022 2021 2020 2022 2021 2020 2022 2021 2020
Discount rate 0.7 — 0.3 2.1 1.6 1.9 2.0 2.1 2.8
Expected long-term rate of

return on plan
assets
3.3 3.0 3.0 3.7 4.0 4.3 — — —
Rate of compensation increase — — — 1.5 1.0 2.2 0.1 0.2 0.2
Cash balance interest credit

rate
1.3 1.0 1.0 2.1 2.1 1.6 — — —

Health care cost trend assumptions
December 31, 2022 2021
Health care cost trend

rate assumed for next

year
5.6% 5.1%
Rate to which the trend

rate is assumed to decline

(the ultimate trend rate)
4.5% 4.5%
Year that the rate reaches the ultimate

trend rate
2029 2026

Target asset allocation on weighted-average basis	Target (in %) Switzerland International Asset class Equity 15 16 Fixed income 54 72 Real estate 26 4 Other 5 8 Total 100 100
Fair value of pension plan assets by asset category
Not subject
Total
December 31, 2022 ($ in millions) Level 1 Level 2 to leveling
(1)
fair value
Asset class
Equity
Equity securities 77 77
Mutual funds/commingled

funds
748 748
Emerging market mutual

funds/commingled funds
96 96
Fixed income
Government and corporate

securities
121 1,036 1,157
Government and corporate—mutual

funds/commingled funds
2,189 2,189
Emerging market bonds—mutual

funds/commingled funds
315 315
Real estate 1,172 1,172
Insurance contracts 57 57
Cash and short-term

investments
124 129 253
Private equity 54 237 291
Total 322 4,624 1,409 6,355
Not subject Total
December 31, 2021 ($ in millions) Level 1 Level 2 to leveling
(1)
fair value
Asset class
Equity
Equity securities 124 1 125
Mutual funds/commingled

funds
1,049 1,049
Emerging market mutual

funds/commingled funds
218 218
Fixed income
Government and corporate

securities
314 1,366 1,680
Government and corporate—mutual

funds/commingled funds
3,121 3,121
Emerging market bonds—mutual

funds/commingled funds
428 428
Real estate 1,326 1,326
Insurance contracts 74 74
Cash and short-term

investments
75 158 233
Private equity 65 257 322
Total 513 6,480 1,583 8,576
Amounts relate

to assets

measured

using the

NAV

practical

expedient

which are

not subject

to leveling
.

Schedule of employer contributions to pension and other postretirement benefit plans
Defined pension Other postretirement
benefits benefits
Switzerland International International
($ in millions) 2022 2021 2022 2021 2022 2021
Total

contributions to

defined benefit pension
and other postretirement

benefit plans
37 63 58 124 7 9
Of which, discretionary

contributions to

defined benefit pension

plans
— — 18 61 — —

Expected future cash flows of pension and postretirement benefit plans
Defined pension Other postretirement
benefits benefits
($ in millions) Switzerland International International
2023 212 245 6
2024 211 251 6
2025 195 248 6
2026 195 251 5
2027 186 258 5
Years 2028 - 2032 870 1,254 18